Disclosure - Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
Description of the Plan
Schedule of loan rates by participant loan dates

Participant Loan Dates	Rates
January 1, 2013 to December 16, 2015	5.25%
December 17, 2015 to December 14, 2016	5.50%
December 15, 2016 to March 21, 2017	5.75%
March 22, 2017 to June 20, 2017	6.00%
June 21, 2017 to December 19, 2017	6.25%
December 20, 2017 to March 27, 2018	6.50%
March 28, 2018 to June 19, 2018	6.75%
June 20, 2018 to October 2, 2018	7.00%
October 3, 2018 to December 25, 2018	7.25%
December 26, 2018 to August 6, 2019	7.50%
August 7, 2019 to September 24, 2019	7.25%
September 25, 2019 to November 5, 2019	7.00%
November 6, 2019 to March 3, 2020	6.75%
March 4, 2020 to March 10, 2020	6.68%
March 11, 2020 to March 17, 2020	6.25%
March 18, 2020 to March 24, 2020	5.82%
March 25, 2020 to March 22, 2022	5.25%
March 23, 2022 to May 10, 2022	5.50%
May 11, 2022 to June 21, 2022	6.00%
June 22, 2022 to August 2, 2022	6.75%
August 3, 2022 to September 27, 2022	7.50%
September 28, 2022 to November 8, 2022	8.25%
November 9, 2022 to December 20, 2022	9.00%
December 21, 2022 to February 7, 2023	9.50%
February 8, 2023 to March 28, 2023	9.75%
March 29, 2023 to May 9, 2023	10.00%
May 10, 2023 to August 1, 2023	10.25%
August 2, 2023 to September 24, 2024	10.50%
September 25, 2024 to November 12, 2024	10.00%
November 13, 2024 to November 19, 2024	9.79%
November 20, 2024 to December 24, 2024	9.75%
December 25, 2024 to September 16, 2025	9.50%
September 17, 2025 to September 23, 2025	9.46%
September 24, 2025 to November 4, 2025	9.25%
November 5, 2025 to December 16, 2025	9.00%
December 17, 2025 to December 31, 2025	8.75%